Warrants - Series A Warrants - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2014	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015
Class Of Warrant Or Right [Line Items]
Proceeds from exercise of warrants			$ 1,449,850	$ 3,166,394	$ 3,161,220	$ 31,600
Issuance of common stock upon exercise of warrants under cashless exercise provision					1
Number of warrants expired		91,025
Series A Warrant
Class Of Warrant Or Right [Line Items]
Warrants exercised	840,000				1,074,082
Proceeds from exercise of warrants					$ 2,252,020
Issuance of common stock upon exercise of warrants under cashless exercise provision					1
Number of warrants expired					248,418
Exercise price					$ 2.20	$ 7.00	$ 7.00